Horizon U.S. Defensive Equity Fund
PORTFOLIO OF INVESTMENTS
February 28, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Aerospace/Defense - 0.3%
4,807	Howmet Aerospace, Inc.	$202,759
485	Teledyne Technologies, Inc. (a)	208,584
		411,343
	Agriculture - 3.2%
36,685	Altria Group, Inc.	1,703,285
7,742	Archer Daniels Midland Co.	616,263
28,163	Philip Morris International, Inc.	2,740,260
		5,059,808
	Airlines - 0.3%
8,442	United Airlines Holdings, Inc. (a)	438,646

	Auto Manufacturers - 1.1%
1,606	Cummins, Inc.	390,387
5,001	General Motors Co.	193,739
15,462	PACCAR, Inc.	1,116,356
		1,700,482
	Auto Parts & Equipment - 0.2%
5,509	BorgWarner, Inc.	276,993

	Banks - 7.1%
17,277	Bank of New York Mellon Corp.	879,054
5,994	Citizens Financial Group, Inc.	250,309
4,283	Fifth Third Bancorp	155,473
22,903	Huntington Bancshares, Inc.	350,874
56,487	JPMorgan Chase & Co.	8,097,412
9,219	Regions Financial Corp.	214,987
8,030	State Street Corp.	712,100
13,200	Truist Financial Corp.	619,740
		11,279,949
	Biotechnology - 4.6%
7,557	Amgen, Inc.	1,750,655
2,738	Biogen, Inc. (a)	738,877
26,459	Gilead Sciences, Inc.	2,130,743
4,894	Incyte Corp. (a)	376,740
1,968	Regeneron Pharmaceuticals, Inc. (a)	1,496,506
3,233	Vertex Pharmaceuticals, Inc. (a)	938,508
		7,432,029
	Building Materials - 0.5%
13,524	Carrier Global Corp.	608,986
4,530	Masco Corp.	237,508
		846,494
	Chemicals - 2.5%
5,406	CF Industries Holdings, Inc.	464,322
18,581	Dow, Inc.	1,062,833
3,306	Linde PLC	1,151,711
9,510	LyondellBasell Industries NV, Class A	912,865
7,805	Mosaic Co.	415,148
		4,006,879
	Commercial Services - 1.6%
966	Cintas Corp.	423,562
1,376	FleetCor Technologies, Inc. (a)	295,551
1,521	Gartner, Inc. (a)	498,599
458	MarketAxess Holdings, Inc.	156,384
2,417	Robert Half International, Inc.	194,859
2,089	United Rentals, Inc.	978,759
		2,547,714
	Computers - 0.6%
7,763	Cognizant Technology Solutions Corp., Class A	486,197
14,561	Hewlett Packard Enterprise Co.	227,297
1,945	Leidos Holdings, Inc.	188,801
		902,295
	Distribution/Wholesale - 0.9%
4,863	Copart, Inc. (a)	342,647
2,894	LKQ Corp.	165,797
1,393	WW Grainger, Inc.	931,123
		1,439,567
	Diversified Financial Services - 8.6%
15,847	American Express Co.	2,757,219
2,521	Ameriprise Financial, Inc.	864,375
5,219	Discover Financial Services	584,528
5,029	Franklin Resources, Inc.	148,205
8,347	MasterCard, Inc., Class A	2,965,606
29,496	Visa, Inc., Class A	6,487,350
		13,807,283
	Electric - 1.2%
2,274	Consolidated Edison, Inc.	203,182
3,155	Duke Energy Corp.	297,390
2,012	Eversource Energy	151,624
4,225	Exelon Corp.	170,648
4,059	FirstEnergy Corp.	160,493
21,716	PG&E Corp. (a)	339,204
2,167	Pinnacle West Capital Corp.	159,665
5,633	PPL Corp.	152,485
2,622	Southern Co.	165,343
3,014	Xcel Energy, Inc.	194,614
		1,994,648
	Electrical Components & Equipment - 0.2%
2,148	AMETEK, Inc.	304,071

	Electronics - 0.6%
9,124	Amphenol Corp., Class A	707,293
1,547	Keysight Technologies, Inc. (a)	247,458
		954,751
	Environmental Control - 0.1%
2,816	Pentair PLC	157,527

	Finance and Insurance - 1.0%
7,205	Arch Capital Group Ltd. (a)	504,350
23,853	US Bancorp	1,138,504
		1,642,854
	Food - 1.6%
4,665	Campbell Soup Co.	245,006
9,342	General Mills, Inc.	742,783
4,060	Hershey Co.	967,579
2,946	Kellogg Co.	194,259
9,564	Kroger Co.	412,591
		2,562,218
	Forest Products & Paper - 0.1%
3,993	International Paper Co.	145,305

	Hand/Machine Tools - 0.2%
1,378	Snap-on, Inc.	342,681

	Health Care and Social Assistance - 0.1%
813	Molina Healthcare, Inc. (a)	223,843

	Healthcare Products - 0.3%
6,623	Hologic, Inc. (a)	527,456

	Healthcare Services - 4.7%
2,558	Anthem, Inc.	1,201,416
7,673	HCA Healthcare, Inc.	1,867,992
2,332	Humana, Inc.	1,154,387
2,003	Quest Diagnostics, Inc.	277,135
5,779	UnitedHealth Group, Inc.	2,750,457
1,755	Universal Health Services, Inc., Class B	234,415
		7,485,802
	Home Builders - 1.6%
9,621	DR Horton, Inc.	889,750
8,228	Lennar Corp., Class A	795,977
90	NVR, Inc. (a)	465,626
7,141	PulteGroup, Inc.	390,398
		2,541,751
	Household Products/Wares - 0.3%
1,951	Church & Dwight Co., Inc.	163,455
2,477	Kimberly-Clark Corp.	309,749
		473,204
	Insurance - 5.8%
23,106	Berkshire Hathaway, Inc., Class B (a)	7,051,489
464	Everest Re Group Ltd.	178,162
1,363	Globe Life, Inc.	165,863
6,071	Hartford Financial Services Group, Inc.	475,238
3,581	Loews Corp.	218,763
5,560	Principal Financial Group, Inc.	497,954
3,764	Travelers Cos., Inc.	696,792
		9,284,261
	Internet - 6.6%
803	Booking Holdings, Inc. (a)	2,026,772
3,796	CDW Corp.	768,387
3,894	Expedia Group, Inc. (a)	424,329
42,130	Meta Platforms, Inc., Class A (a)	7,370,222
		10,589,710
	Iron/Steel - 0.8%
7,849	Nucor Corp.	1,314,237

	Lodging - 0.7%
4,828	Marriott International, Inc., Class A	817,091
8,454	MGM Resorts International	363,606
		1,180,697
	Machinery - Construction & Mining - 1.3%
8,497	Caterpillar, Inc.	2,035,456

	Machinery - Diversified - 0.1%
1,859	Wabtec Corp.	193,949

	Manufacturing - 1.9%
9,746	Moderna, Inc. (a)	1,352,842
11,614	ON Semiconductor Corp. (a)	899,040
5,658	Steel Dynamics, Inc.	713,530
		2,965,412
	Media - 1.9%
1,181	Charter Communications, Inc., Class A (a)	434,147
51,303	Comcast Corp., Class A	1,906,932
5,144	Fox Corp., Class A	180,143
9,237	News Corp., Class A	158,415
12,905	ViacomCBS, Inc., Class B	276,425
		2,956,062
	Miscellaneous Manufacturing - 0.8%
2,810	Parker-Hannifin Corp.	988,698
4,866	Textron, Inc.	352,931
		1,341,629
	Oil & Gas - 9.4%
13,811	Cabot Oil & Gas Corp.	344,861
33,134	ConocoPhillips	3,424,399
4,097	Diamondback Energy, Inc.	575,956
70,828	Exxon Mobil Corp.	7,784,706
15,883	Marathon Oil Corp.	399,457
10,834	Phillips 66	1,111,135
10,455	Valero Energy Corp.	1,377,237
		15,017,751
	Packaging & Containers - 0.2%
2,387	Packaging Corp of America	326,351

	Pharmaceuticals - 5.4%
3,861	Cardinal Health, Inc.	292,316
6,933	CVS Health Corp.	579,183
2,864	Henry Schein, Inc. (a)	224,280
69,244	Merck & Co., Inc.	7,356,483
21,610	Viatris, Inc.	246,354
		8,698,616
	Professional, Scientific, and Technical Services - 0.1%
539	EPAM Systems, Inc. (a)	165,823

	Real Estate Investment Trusts - 1.7%
1,321	Camden Property Trust	151,598
4,680	CBRE Group, Inc., Class A (a)	398,455
18,254	Host Hotels & Resorts, Inc.	306,667
7,241	Kimco Realty Corp.	149,237
937	Mid-America Apartment Communities, Inc.	150,014
809	Public Storage	241,850
4,683	Realty Income Corp.	299,478
5,308	Simon Property Group, Inc.	648,054
4,709	VICI Properties, Inc.	157,892
2,518	Welltower, Inc.	186,634
		2,689,879
	Retail - 2.5%
3,640	Best Buy Co., Inc.	302,520
2,295	Darden Restaurants, Inc.	328,162
2,447	Genuine Parts Co.	432,776
1,420	O'Reilly Automotive, Inc. (a)	1,178,742
1,891	Tractor Supply Co.	441,095
1,369	Ulta Beauty, Inc. (a)	710,237
4,305	Walmart, Inc.	611,870
		4,005,402
	Retail Trade - 0.2%
6,553	Bath & Body Works, Inc.	267,821

	Semiconductors - 7.1%
7,544	Analog Devices, Inc.	1,384,098
9,669	Broadcom, Inc.	5,746,190
3,607	KLA Corp.	1,368,423
15,130	Microchip Technology, Inc.	1,225,984
2,574	Skyworks Solutions, Inc.	287,181
7,404	Texas Instruments, Inc.	1,269,416
		11,281,292
	Software - 4.0%
3,169	Cadence Design Systems, Inc. (a)	611,427
6,787	Fiserv, Inc. (a)	781,116
914	Jack Henry & Associates, Inc.	150,115
48,560	Oracle Corp.	4,244,144
1,660	Synopsys, Inc. (a)	603,842
		6,390,644
	Telecommunications - 2.8%
51,520	Cisco Systems, Inc.	2,494,598
3,683	T-Mobile US, Inc. (a)	523,649
36,123	Verizon Communications, Inc.	1,401,934
		4,420,181
	Transportation - 1.7%
3,551	CH Robinson Worldwide, Inc.	354,958
35,810	CSX Corp.	1,091,847
5,095	Expeditors International of Washington, Inc.	532,733
2,378	Old Dominion Freight Line, Inc.	806,760
		2,786,298

	TOTAL COMMON STOCKS (Cost - $153,606,736)	157,417,064

	SHORT TERM INVESTMENTS - 1.1%
	Money Market Funds - 1.1%
1,785,177	First American Treasury Obligations Fund, Class X, 4.48% (b)	1,785,177
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,785,177)	1,785,177

	TOTAL INVESTMENTS - 99.6% (Cost - $155,391,913)	159,202,241
	Other Assets in Excess of Liabilities - 0.4%	692,674
	NET ASSETS - 100.0%	$159,894,915

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Interest rate reflects seven-day yield on February 28, 2023.